Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the SEC-defined Compensation Actually Paid (“CAP”) to our NEOs and certain of our financial performance metrics during the fiscal years listed below.

The table below presents information on the CAP to our principal executive officer (“PEO”), and to our other NEOs in comparison to certain performance metrics for the fiscal years ended June 30, 2026, 2025, and 2024. The SEC-defined CAP data set forth in the table below does not reflect amounts actually paid, earned or received by our NEOs, and the metrics are not those that the Compensation Committee uses when setting executive compensation. Per SEC rules, CAP is calculated by adjusting the Summary Compensation Table (“SCT”) Total values for the applicable year as described in the footnotes to the table.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)	Net Loss (in millions)
2026	$844,854	$854,767	$553,170	$557,638	$134.38	$(14.3)
2025	$883,928	$867,093	$462,089	$443,461	$136.25	$(13.6)
2024	$928,217	$919,184	$547,689	$564,935	$182.50	$(15.8)

(1)	The PEO for fiscal 2026, fiscal 2025 and fiscal 2024 was our Director and Chief Executive Officer, Joshua R. Disbrow.
(2)

Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for Ryan J. Selhorn, Jarrett T. Disbrow and Greg Pyszczymuka for fiscal 2026, Ryan J. Selhorn, Mark K. Oki, Jarrett T. Disbrow and Greg Pyszczymuka for fiscal 2025, and Mark K. Oki, Jarrett T. Disbrow and Greg Pyszczymuka for fiscal 2024. Ryan J. Selhorn was appointed Chief Financial Officer, Corporate Secretary and Treasurer in November 2024 and is therefore excluded from the pay versus performance calculations for fiscal 2024.

PEO Total Compensation Amount	$ 844,854	$ 883,928	$ 928,217
PEO Actually Paid Compensation Amount	$ 854,767	867,093	919,184
Adjustment To PEO Compensation, Footnote
(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by fiscal year to calculate CAP include the following:
	Year Ended June 30, 2026		Year Ended June 30, 2025		Year Ended June 30, 2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total compensation from Summary Compensation Table	$844,854	$553,170	$883,928	$462,089	$928,217	$547,689

Adjustments for equity awards:
Adjustment for grant date values in the Summary Compensation Table	(42,750)	(26,917)	(46,128)	(23,493)	(55,017)	(14,147)
Year-end fair value of unvested awards granted in the current year	48,375	30,458	57,820	14,858	30,000	20,488
Fair values at vest date for awards granted and vested in the current year	—	—	—	—	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(668)	(188)	(11,799)	(2,123)	2,991	5,238
Difference in fair values between prior year-end fair values and vest-date fair values for awards granted in prior years	4,956	1,115	(16,728)	(7,870)	12,993	5,667
Total adjustments for equity awards	9,913	4,468	(16,835)	(18,628)	(9,033)	17,246
Compensation Actually Paid	$854,767	$557,638	$867,093	$443,461	$919,184	$564,935

Non-PEO NEO Average Total Compensation Amount	$ 553,170	462,089	547,689
Non-PEO NEO Average Compensation Actually Paid Amount	$ 557,638	443,461	564,935
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by fiscal year to calculate CAP include the following:
	Year Ended June 30, 2026		Year Ended June 30, 2025		Year Ended June 30, 2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total compensation from Summary Compensation Table	$844,854	$553,170	$883,928	$462,089	$928,217	$547,689

Adjustments for equity awards:
Adjustment for grant date values in the Summary Compensation Table	(42,750)	(26,917)	(46,128)	(23,493)	(55,017)	(14,147)
Year-end fair value of unvested awards granted in the current year	48,375	30,458	57,820	14,858	30,000	20,488
Fair values at vest date for awards granted and vested in the current year	—	—	—	—	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(668)	(188)	(11,799)	(2,123)	2,991	5,238
Difference in fair values between prior year-end fair values and vest-date fair values for awards granted in prior years	4,956	1,115	(16,728)	(7,870)	12,993	5,667
Total adjustments for equity awards	9,913	4,468	(16,835)	(18,628)	(9,033)	17,246
Compensation Actually Paid	$854,767	$557,638	$867,093	$443,461	$919,184	$564,935

Compensation Actually Paid vs. Total Shareholder Return

The graphs below illustrate the relationship for fiscal 2024, fiscal 2025 and fiscal 2026 of the CAP for our PEO and the average CAP for our other NEOs as calculated pursuant to SEC rules to (i) our total shareholder return (“TSR”) and (ii) our net loss (each as set forth in the table above). We do not utilize TSR or net loss in our executive compensation program; however, we do utilize other performance measures to align executive compensation with the Company’s performance. See the “Executive Compensation - Executive Compensation Program Objectives” section of this proxy statement for a description of the elements of compensation for our NEOs, including a description of the performance-based cash bonus component of our executives’ compensation, which is designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. In addition, a significant portion of our executives’ compensation is delivered through equity awards in the form of stock options and restricted stock. These equity awards are intended to align the interests of our executives with stockholders and to incentivize and reward executives for stock price appreciation.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 134.38	136.25	182.5
Net Income (Loss)	(14,300,000)	(13,600,000)	(15,800,000)
PEO Name				Joshua R. Disbrow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,913	(16,835)	(9,033)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,750)	(46,128)	(55,017)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,375	57,820	30,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668)	(11,799)	2,991
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,956	(16,728)	12,993
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,468	(18,628)	17,246
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,917)	(23,493)	(14,147)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,458	14,858	20,488
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188)	(2,123)	5,238
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,115	$ (7,870)	$ 5,667